Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements (the “financial statements”) reflect the accounts of Tilray, Inc. and its wholly owned subsidiaries (collectively “Tilray”, the “Company”, “we”, “our”, or “us”). The financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, these financial statements do not include all the information and footnotes required for annual financial statements and should be read in conjunction with the audited consolidated financial statements included in the Company’s annual report on Form 10-K for the year ended December 31, 2018 (the “Annual Financial Statements”).

These financial statements reflect all adjustments, consisting solely of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of the Company’s financial position and results of operations. The results of operations for the three and six months ended June 30, 2019 and 2018 are not necessarily indicative of results that can be expected for the full year.

The Condensed Consolidated Statement of Net Loss and Comprehensive Loss for the three and six months ended June 30, 2018 were reclassified to conform to the current year’s presentation. Specifically, depreciation and amortization expense as well as acquisition and integration expenses, which were formerly presented as part of general and administrative expenses, are now presented separately.

Other than as described below, there have been no changes to our significant accounting policies described in our Annual Financial Statements that had a material impact on our financial statements and related notes.

Basis of presentation

The accompanying consolidated financial statements (the “financial statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). To the extent relevant, the financial statements include expense allocations for certain corporate functions historically provided by Privateer Holdings. The assumptions underlying the financial statements, including the assumptions regarding allocated expenses, reasonably reflect the utilization of services provided to or the benefit received by the Company during the periods presented. The allocations may not however reflect the expenses the Company has incurred or will incur as a stand-alone company for the periods presented. Actual costs that may have been incurred if the Company had been a stand-alone company would depend on a number of factors, including the chosen organizational structure, which functions were outsourced or performed by employees and strategic decisions made in areas such as treasury, information technology, financial reporting and oversight.

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, as modified by the Jumpstart Our Business Start-ups Act of 2012, (the “JOBS Act”). Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 13(a) of the Securities Exchange Act of 1934, as amended, for complying with new or revised accounting standards applicable to public companies. In other words, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to take advantage of this extended transition period. As a result of this election, the Company’s financial statements may not be comparable to companies that comply with public company effective dates for such new or revised standards.

Significant Estimates and Judgments

Significant estimates and judgments

The preparation of the Company’s financial statements requires management to make estimates, assumptions and judgments that affect the reported amounts of revenue, expenses, assets, liabilities, accompanying disclosures and the disclosure of contingent liabilities. These estimates and judgments are subject to change based on experience and new information. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affecting future periods. Estimates and judgments are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. Financial statement areas that require significant estimates and judgments are as follows:

Business combinations – The Company uses judgment in applying the acquisition method of accounting for business combinations and estimates to value identifiable assets and liabilities at the acquisition date. Estimates are used to determine cash flow projections, including the period of future benefit, and future growth and discount rates, among other factors. The values allocated to the acquired assets and liabilities assumed affect the amount of goodwill recorded on acquisition. Fair value is typically estimated using the present value of future discounted cash flows, an income approach. Significant estimates in the discounted cash flow model primarily include the discount rate, rates of future revenue growth and profitability of the acquired business, and working capital effects. The discount rate considers the relevant risk associated with business-specific characteristics and the uncertainty related to the ability to achieve the projected cash flows. These estimates and the resulting valuations require significant judgment.

Contingent consideration – Contingent consideration is subject to measurement uncertainty as the financial impact will only be confirmed by the outcome of a future event. The assessment of contingent consideration involves a significant amount of judgment, including determining a reliable estimate of the amount of cash outflow required to settle the obligation based on significant unobservable inputs as well as estimates around the probability and timing of satisfying the future events on which the contingent consideration is based.

Asset impairment – Asset impairment tests require the allocation of assets to asset groups, which requires significant judgment and interpretation with respect to the integration between the assets and shared resources. Asset impairment tests require the determination of whether there is an indication of impairment. The assessment of whether an indication of impairment exists is performed at the end of each reporting period and requires the application of judgment, historical experience, and external and internal sources of information.

Stock-based payments – Stock-based payment transactions are measured and recognized based on estimated fair value, which requires judgment in determining the appropriate valuation model and assumptions, including discount for shares not registered with the Securities Exchange Commission (“SEC”) subject to transfer restrictions.

Imputed interest for loans receivable – In connection with the loans obtained as part of the ABG Profit Participation Arrangement, judgment is required to estimate the prevailing market interest rate at each time a loan is issued.

Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results may differ from these estimates. Key estimates in these financial statements include the allowance for doubtful accounts, inventory write-downs, capitalization of internally developed software costs, estimated useful lives of property, plant and equipment and intangible assets, valuation allowance on deferred income tax assets, fair value of stock options granted under Privateer Holdings’ equity-based compensation plan (the “Original Plan”) and the new 2018 Equity Incentive Plan (the “New Plan”) and the fair value of the Convertible Senior Notes due 2023 (“Convertible Notes”) and equity component.

Foreign Currency

Foreign currency

These financial statements are presented in the United States dollar (“USD”), which is the Company’s reporting currency. Functional currencies for the entities in these financial statements are their respective local currencies, including the Canadian dollar (“CAD”), Australian dollar, Chilean Peso and the Euro.

The assets and liabilities of each entity are translated to USD at the exchange rate in effect as at December 31, 2018 and 2017. Certain transactions affecting the stockholders’ equity (deficit) are translated at historical foreign exchange rates. The statements of net loss and comprehensive loss and statements of cash flows are translated to USD applying the average foreign exchange rate in effect during the reporting period. The resulting translation adjustments are included in other comprehensive loss.

Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency by applying the foreign exchange rate in effect at the balance sheet date. Revenues and expenses are translated using the average foreign exchange rate for the reporting period. Realized and unrealized foreign currency differences are recognized in the statement of net loss and comprehensive loss.

Net loss per share

Net loss per share

Basic net loss per share is computed by dividing reported net loss by the weighted average number of common shares outstanding for the reported period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock of the Company during reported periods. Diluted net loss per share is computed by dividing net loss by the sum of the weighted average number of common shares and the number of dilutive potential common share equivalents outstanding during the period. Potential dilutive common share equivalents consist of the incremental common shares issuable upon the exercise of vested share options and the incremental shares issuable upon conversion of the Convertible Notes. Potential dilutive common share equivalents consist of stock options, restricted stock units (“RSUs”) and restricted stock awards.

In computing diluted earnings per share, common share equivalents are not considered in periods in which a net loss is reported, as the inclusion of the common share equivalents would be anti-dilutive. As of December 31, 2018, there were 7,902,263 common share equivalents with potential dilutive impact. Since the Company is in a net loss for all periods presented in these financial statements, there is no difference between the Company’s basic and diluted net loss per share for the periods presented. There were no common share equivalents that would have a dilutive impact in 2016 and 2017.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents are comprised of cash and highly liquid investments that are readily convertible into known amounts of cash with original maturities of three months or less.

Cash and cash equivalents include amounts held primarily in U.S. dollar, Canadian dollar, Euro, Australian dollar, Chilean peso, corporate bonds, commercial paper, treasury bills and money market funds.

Investments

Investments

Investments consist of treasury bills and equity securities. Equity securities generally consist of securities that represent ownership interests in an enterprise for which do not have significant influence or a controlling interest. The Company’s investments are classified as available-for-sale securities or as a cost method investment.

Available-for-sale securities

Securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses during the year, net of the related tax effect applicable to available-for-sale, are excluded from income and reflected in other comprehensive income (“OCI”), and the cumulative effect is reported as a separate component of shareholders’ equity until realized. If a decline in fair value is deemed to be other-than-temporary, the investment is written down to its fair value and the amount of the write-down is recorded as other-than-temporary impairment (“OTTI”) loss in the statement of net loss. Any portion of such decline related to the securities that are not held-to-maturity and is believed to arise from factors other than credit is recorded as a component of other comprehensive income rather than against income.

Net realized gains and losses on investments are determined in accordance with the specific identification method.

Cost method investments

Equity securities for which the fair value is not readily determinable are carried at cost. Distributions from the equity security are recognized as income dividend when received.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and determined to be other-than-temporary.

Fair Value Measurements

Fair value measurements

The carrying value of the Company’s accounts receivable, other receivables, accounts payable, accrued expenses and other current liabilities approximate their fair value due to their short-term nature. Investments classified as available-for-sale are recorded at fair value. The estimated fair value for securities held is determined using quoted market prices or broker or dealer quotations.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Inventory

Inventory

Inventory is comprised of raw materials, finished goods and work-in-progress such as pre-harvested cannabis plants and by-products to be extracted. The costs of growing cannabis including but not limited to labor, utilities, nutrition and irrigation, are capitalized into inventory until the time of harvest.

Inventory is stated at the lower of cost or net realizable value, determined using weighted average cost. Cost includes expenditures directly related to manufacturing and distribution of the products. Primary costs include raw materials, packaging, direct labor, overhead, shipping and the depreciation of manufacturing equipment and production facilities determined at normal capacity. Manufacturing overhead and related expenses include salaries, wages, employee benefits, utilities, maintenance and property taxes.

Net realizable value is defined as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. At the end of each reporting period, the Company performs an assessment of inventory obsolescence to measure inventory at the lower of cost or net realizable value. Factors considered in the determination of obsolescence include slow-moving or non-marketable items.

Property and Equipment

Property and equipment

Property and equipment are recorded at cost net of accumulated depreciation. Assets held under capital leases are capitalized at the commencement of the lease at the lower of the present value of minimum lease payments at the inception of the lease or fair value. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful life of buildings is 20 years and the estimated useful life of property and equipment, other than buildings, ranges from three to seven years. Land is not depreciated. Leasehold improvements are amortized over the lesser of the asset’s estimated useful life or the remaining lease term.

When assets are retired or disposed of, the cost and accumulated depreciation are removed from the respective accounts and any related gain or loss is recognized. Maintenance and repairs are charged to expense as incurred. Significant expenditures, which extend the useful lives of assets or increase productivity, are capitalized. When significant parts of an item of property and equipment have different useful lives, they are accounted for as separate items or components of property and equipment.

Construction in progress includes construction progress payments, deposits, engineering costs, interest expense for debt financing on long-term construction projects and other costs directly related to the construction of the facilities. Expenditures are capitalized during the construction period and construction in progress is transferred to the relevant class of property and equipment when the assets are available for use, at which point the depreciation of the asset commences.

Intangible Assets

Intangible assets

The Company records intangible assets acquired at cost, net of accumulated amortization and accumulated impairment losses, if any. Cost is measured based on the fair values of cash consideration paid and equity interests issued. The cost of an intangible asset acquired in a business combination is its acquisition date fair value.

Amortization of definite life intangible assets is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Customer relationships	14 to 16 years
Developed technology	10 years
Website	3 years
Supply contract	3 years
Licenses	2 years

The Company has rights under the ABG Profit Participation Arrangement, trademarks and a cultivation license with indefinite life. Intangible assets that are determined to have an indefinite life are not amortized, but tested for impairment annually or more frequently when indicators of impairment exist. If the carrying value of an individual indefinite-lived intangible asset exceeds its fair value, such individual indefinite-life intangible asset is impaired by the amount of the excess.

Intangible assets

The Company capitalizes certain internal-use software development costs, consisting primarily of contractor costs and employee salaries and benefits allocated to the software. Capitalization of costs incurred in connection with internally developed software commences when both the preliminary project stage is completed and management has authorized further funding for the project, based on a determination that it is probable the project will be completed and used to perform the function intended. Capitalization of costs ceases no later than the point at which the project is substantially complete and ready for its intended use. All other costs are expensed as incurred. Amortization is calculated on a straight-line basis over three years. Costs incurred for enhancements that are expected to result in additional functionalities are capitalized.

The estimated useful lives are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Intangible assets also include the license acquired as part of the acquisition of Alef Biotechnology SpA (“Alef”). The acquisition of Alef was accounted for as an asset acquisition as it did not meet the definition of a business.

Impairment of Long-lived Assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. In order to determine if assets have been impaired, assets are grouped and tested at the lowest level for which identifiable independent cash flows are available (“asset group”). An impairment loss is recognized when the sum of projected undiscounted cash flows is less than the carrying value of the asset group. The measurement of the impairment loss to be recognized is based on the difference between the fair value and the carrying value of the asset group. Fair value can be determined using a market approach, income approach or cost approach. The reversal of impairment losses is prohibited.

Capitalization of Interest

Capitalization of interest

Interest incurred relating to the construction or expansion of facilities is capitalized to the construction in progress. The Company ceases the capitalization of interest when construction activities are substantially completed and the facility is available for commercial use.

Leases

Leases

The Company enters into various leases in conducting its business. At the inception of each lease, the Company evaluates the lease agreement to determine whether the lease is an operating or capital lease. A capital lease is a lease in which 1) ownership of the property transfers to the lessee by the end of the lease term; 2) the lease contains a bargain purchase option; 3) the lease term is equal to 75% or more of the economic life of the leased property; or 4) the present value of the minimum lease payment at the inception of the lease term equals or exceeds 90% of the fair value of the leased property.

An asset and a corresponding liability are established at inception for capital leases. The capital lease assets are included in property, plant and equipment and the capital lease obligations are included in accrued obligations under capital lease. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Convertible Senior Notes due 2023

Convertible Senior Notes due 2023

The Company accounts for its Convertible Notes with a cash conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options” which requires the liability and equity components of convertible debt instruments that may be settled in cash upon conversion, including partial cash settlement, to be separately accounted for in a manner that reflects the issuer’s nonconvertible debt borrowing rate. The initial proceeds from the sale of Convertible Notes are allocated between a liability component and an equity component in a manner that reflects interest expense at the rate of similar nonconvertible debt that could have been issued at such time. The equity component represents the excess initial proceeds received over the fair value of the liability component of the notes as of the date of issuance. The resulting debt discount is amortized over the five-year period during which the Convertible Notes are expected to be outstanding as additional non-cash interest expense.

Upon repurchase of convertible debt instruments, ASC 470-20 requires the issuer to allocate total settlement consideration, inclusive of transaction costs, amongst the liability and equity components of the instrument based on the fair value of the liability component immediately prior to repurchase. The difference between the settlement consideration allocated to the liability component and the net carrying value of the liability component, including unamortized debt issuance costs, would be recognized as gain (loss) on extinguishment of debt in the Consolidated Statements of Net Loss and Comprehensive Loss. The remaining settlement consideration allocated to the equity component would be recognized as a reduction of additional paid-in capital in the Consolidated Balance Sheets.

Revenue recognition

Revenue recognition

The Company recognizes revenue as earned when the following four criteria have been met: (i) when persuasive evidence of an arrangement exists, (ii) the product has been delivered to a customer, (iii) the sales price is fixed or determinable, and (iv) collection is reasonably assured. Revenue is recognized net of sales incentives and returns, after discounts for the assurance program, veterans coverage program and compassionate programs.

Direct-to-patient sales are recognized when the products are shipped to the customers. Bulk and adult-use sales under wholesale agreements are recognized based on the shipping terms of the agreements. Export sales under pharmaceutical distribution and pharmacy supply agreements are recognized when products are delivered to the end customers or patients.

Customer loyalty awards are accounted for as a separate component of the sales transaction in which they are granted. A portion of the consideration received in a transaction that includes the issuance of an award is deferred until the awards are ultimately redeemed. The allocation of the consideration to the award is based on an evaluation of the award’s estimated fair value at the date of the transaction. The customer loyalty program was discontinued in September 2017 and all customer loyalty awards expired as at December 31, 2017.

Cost of Sales

Cost of sales

Cost of sales represents costs directly related to manufacturing and distribution of the Company’s products. Primary costs include raw materials, packaging, direct labor, overhead, shipping and handling and the depreciation of manufacturing equipment and production facilities. Manufacturing overhead and related expenses include salaries, wages, employee benefits, utilities, maintenance and property taxes. The Company recognizes the cost of sales as the associated revenues are recognized.

Stock-based Compensation

Stock-based payments

Fully vested, non-forfeitable equity instruments issued to parties other than employees are measured on the date they are issued where there is no specific performance required by the grantee to retain those equity instruments. Stock-based payment transactions with non-employees are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Where fully vested, non-forfeitable equity instruments are granted to parties other than employees in exchange for notes or financing receivable, the note or receivable is presented in additional paid-in capital on the Consolidated Balance Sheets.

Stock-based compensation

The Company measures and recognizes compensation expense for stock options and RSUs on a straight-line basis over the vesting period based on their grant date fair values. The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option pricing model. The fair value of RSUs is based on the share price as at date of grant. For stock options and RSUs granted in May and June 2018, prior to the Company’s IPO, the fair value of common stock at the date of grant was determined by the Board of Directors with assistance from third-party valuation specialists. The Company estimates forfeitures at the time of grant and revises these estimates in subsequent periods if actual forfeitures differ from those estimates.

The critical assumptions and estimates used in determining the fair value of stock-based compensation on the grant date are: fair value of common shares on the grant date, risk-free interest rate, share price volatility of comparable companies, and the expected term.

For performance-based stock options and RSUs, the Company records compensation expense over the estimated service period once the achievement of the performance-based milestone is considered probable. At each reporting date, the Company assesses whether achievement of a milestone is considered probable, and if so, records compensation expense based on the portion of the service period elapsed to date with respect to that milestone, with a cumulative catch-up, net of estimated forfeitures. The Company will recognize remaining compensation expense with respect to a milestone, if any, over the remaining estimated service period.

Income Taxes

Income taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management makes an assessment of the likelihood that the resulting deferred tax assets will be realized. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes uncertain income tax positions at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Changes in recognition or measurement are reflected in the period in which judgment occurs.

New Accounting Pronouncements Not Yet Adopted

New accounting pronouncements not yet adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), a new standard on revenue recognition. Further, the FASB issued a number of additional ASUs regarding the new revenue recognition standard. The new standard, as amended, will supersede existing revenue recognition guidance and apply to all entities that enter into contracts to provide goods or services to customers. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers – Deferral of the Effective Date, which amends ASU 2014-09 to defer the effective date by one year. For public companies, the new standard is effective for annual reporting periods beginning after December 31, 2017, including interim periods within that reporting period. For all other entities, including emerging growth companies, this standard is effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. The Company is evaluating the impact on the financial statements and expects to implement the provisions of ASU 2014-09 for the annual financial statements for the year ended December 31, 2019.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities, which requires all investments in equity securities with readily determinable fair value to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). ASU 2016-01 is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and removes the requirement to disclose the methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost on the balance sheet. For public companies, the new standard is effective for annual periods beginning after December 15, 2017, including interim periods within the fiscal year. For all other entities, including emerging growth companies, ASU 2016-01 is effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company is evaluating the impact on the financial statements and expects to implement the provisions of ASU 2016-01 for the annual financial statements for the year ended December 31, 2019.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes the current accounting for leases and while retaining two distinct types of leases, finance and operating, (1) requires lessees to record a right of use asset and a related liability for the rights and obligations associated with a lease, regardless of lease classification, and recognize lease expense in a manner similar to current accounting, (2) eliminates most real estate specific lease provisions, and (3) aligns many of the underlying lessor model principles with those in the new revenue standard. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. For public companies, the new standard is effective for annual and interim periods in fiscal years beginning after December 15, 2018. For all other entities, including emerging growth companies, this standard is effective for annual reporting periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 2020. Earlier application is permitted. The Company is evaluating the impact on the financial statements and expects to implement the provisions of ASU 2016-02 for the annual financial statements for the year ended December 31, 2019.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. Adoption of ASU 2016-13 will require financial institutions and other organizations to use forward-looking information to better formulate their credit loss estimates. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. This update will be effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021. The Company is evaluating the impact on the financial statements and expects to implement the provisions of ASU 2016-13 for the annual financial statements for the year ended December 31, 2021.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820). ASU 2018-13 adds, modifies, and removes certain fair value measurement disclosure requirements. ASU 2018-13 is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the impact on the financial statements and expects to implement the provisions of ASU 2018-13 as of January 1, 2020.

New accounting pronouncements not yet adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), a new standard on revenue recognition. Further, the FASB has issued a number of additional ASUs regarding the new revenue recognition standard. The new standard, as amended, will supersede existing revenue recognition guidance and apply to all entities that enter into contracts to provide goods or services to customers. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers – Deferral of the Effective Date, which amends ASU 2014-09 to defer the effective date by one year. For public companies, the new standard is effective for annual reporting periods beginning after December 31, 2017, including interim periods within that reporting period. For all other entities, including emerging growth companies, this standard is effective for annual reporting periods beginning after December 15, 2018. The Company is evaluating the impact and expects to implement the provisions of ASU 2014-09 for the annual periods beginning on January 1, 2019. The Company is currently evaluating the effect of adopting this ASU on the Company’s financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities. ASU 2016-01 is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. For public companies, the new standard is effective for annual periods beginning after December 15, 2017, including interim periods within the fiscal year. For all other entities, including emerging growth companies, ASU 2016-01 is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods beginning after December 15, 2019. The Company is evaluating the impact and expects to implement the provisions of ASU 2016-01 for the annual periods beginning on January 1, 2019.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes the current accounting for leases and while retaining two distinct types of leases, finance and operating, (1) requires lessees to record a right of use asset and a related liability for the rights and obligations associated with a lease, regardless of lease classification, and recognize lease expense in a manner similar to current accounting, (2) eliminates most real estate specific lease provisions, and, (3) aligns many of the underlying lessor model principles with those in the new revenue standard. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. For public companies, the new standard is effective for annual and interim periods in fiscal years beginning after December 15, 2018. For all other entities, including emerging growth companies, this standard is effective for annual reporting periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 2020. Earlier application is permitted. The Company expects to implement the provisions of ASU 2016-02 for annual periods beginning January 1, 2020. The Company is currently evaluating the impact of the new standard on the Company’s financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation (Topic 718). ASU 2016-09 is intended to simplify the accounting for share-based payment transactions, including income tax consequences, classification of awards as either assets or liabilities and classification on the statement of cash flows. ASU 2016-09 is effective for annual periods beginning after December 15, 2017 and interim periods within annual periods beginning after December 15, 2018. The Company expects to implement the provisions of ASU 2016-09 as of January 1, 2019. The Company is currently evaluating the effect of adopting this ASU on the Company’s financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. Adoption of ASU 2016-13 will require financial institutions and other organizations to use forward-looking information to better formulate their credit loss estimates. In addition, the ASU amends the accounting for credit losses on available for sale debt securities and purchased financial assets with credit deterioration. This update will be effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021. The Company expects to implement the provisions of ASU 2016-13 as of January 1, 2022. The Company is currently evaluating the effect of adopting this ASU on the Company’s financial statements.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820). ASU 2018-13 adds, modifies, and removes certain fair value measurement disclosure requirements. ASU 2018-13 is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the effect of adopting this ASU on the Company’s financial statements.

Emerging Growth Company Status

Emerging growth company status

The Company is an emerging growth company under the JOBS Act and has elected to take advantage of the extended transition period for complying with new or revised accounting standards applicable to public companies. Because the market value of our Class 2 common stock held by non-affiliates exceeded $700 million as of June 30, 2019, we will be deemed a large accelerated filer under the Exchange Act and will lose emerging growth company status as of December 31, 2019.

Business Combinations and Goodwill

Business combinations and goodwill

The Company accounts for business combinations using the acquisition method in accordance with ASC 805 “Business Combinations,” which requires recognition of assets acquired and liabilities assumed, including contingent assets and liabilities, at their respective fair values on the date of acquisition. Any excess of the purchase consideration over the net fair value of tangible and identified intangible assets acquired less liabilities assumed is recorded as goodwill. The costs of business acquisitions, including fees for accounting, legal, professional consulting and valuation specialists, are expensed as incurred. Purchase price allocations may be preliminary and, during the measurement period not to exceed one year from the date of acquisition, changes in assumptions and estimates that result in adjustments to the fair value of assets acquired and liabilities assumed are recorded in the period the adjustments are determined.

For business combinations achieved in stages, the Company’s previously held interest in the acquiree is remeasured at its acquisition date fair value, with the resulting gain or loss recorded in the Consolidated Statements of Net Loss and Comprehensive Loss. For a pre-existing relationship between the Company and acquiree that is not extinguished on the business combination, such a relationship is considered effectively settled as part of the business combination even if it is not legally cancelled. At the acquisition date, it becomes an intercompany relationship and is eliminated upon consolidation.

The estimated fair value of acquired assets and assumed liabilities are determined primarily by using a discounted cash flow approach, with estimated cash flows discounted at a rate that the Company believes a market participant would determine to be commensurate with the inherent risks associated with the asset and related estimated cash flow streams. Contingent consideration in a business combination is remeasured at fair value each reporting period until the contingency is resolved and any change in the fair value from either the passage of time or events occurring after the acquisition date, is recorded within other (income) expense, net on the Consolidated Statements of Net Loss and Comprehensive Loss.

Equity Method Investments

Equity method investments

Investments in entities over which the Company has significant influence but not a controlling interest are accounted for using the equity method, with the Company’s share of earnings or losses reported in (gain) loss on equity method investments on the Consolidated Statements of Net Loss and Comprehensive Loss. The equity method investment is recorded at cost, plus the Company’s share of undistributed earnings or losses.

The Company assesses investment in equity method investments if there is reason to believe an impairment may have occurred including, but not limited to, ongoing operating losses, projected decreases in earnings, increases in the weighted-average cost of capital, or significant business disruptions. The significant assumptions used to estimate fair value include revenue growth and profitability, capital spending, depreciation and taxes, foreign currency exchange rates, and a discount rate. By their nature, these projections and assumptions are uncertain. If it is determined that the current fair value of an investment is less than the carrying value of the investment, the Company will assess if the shortfall is of a temporary or permanent nature and write down the investment to its fair value if it is concluded the impairment is other than temporary.

Impairment of Goodwill and Indefinite Life Intangible Assets

Impairment of goodwill and indefinite life intangible assets

Goodwill and indefinite life intangible assets are tested for impairment annually, or more frequently when events or circumstances indicate that impairment may have occurred. As part of the impairment evaluation, the Company may elect to perform an assessment of qualitative factors. If this qualitative assessment indicates that it is more likely than not that the fair value of the indefinite-lived intangible asset or the reporting unit (for goodwill) is less than its carrying value, a quantitative impairment test to compare the fair value to the carrying value and record an impairment charge if the carrying value exceeds the fair value is conducted.